Employee Benefit Plans (Tables)	12 Months Ended
Sep. 30, 2012
Employee Benefit Plans [Abstract]
Schedule Of Changes In Benefit Obligations And Fair Value Of Plan Assets, Funded Status Of The Plan, And Amount Recognized In The Financial Statements

	Pension Plan		Postretirement Plan
	2012	2011	2012	2011
Accumulated benefit obligation	$18,993,062	$15,339,762	$13,707,308	$12,185,319
Change in benefit obligation:
Benefit obligation at beginning
of year	$19,167,918	$17,539,688	$12,185,319	$11,832,322
Service cost	521,701	479,236	195,777	194,842
Interest cost	953,197	908,873	592,359	579,976
Actuarial loss	3,445,737	727,167	1,128,635	32,342
Benefit payments, net of retiree
contributions	(518,102)	(487,046)	(394,781)	(454,163)
Benefit obligation at end of year	$23,570,451	$19,167,918	$13,707,309	$12,185,319
Change in fair value of plan assets:
Fair value of plan assets at
beginning of year	$12,992,723	$12,682,758	$7,033,605	$6,838,726
Actual return on plan assets, net of
taxes	2,488,760	(202,989)	1,184,304	(200,958)
Employer contributions	1,100,000	1,000,000	850,000	850,000
Benefit payments, net of retiree
contributions	(518,102)	(487,046)	(394,781)	(454,163)
Fair value of plan assets at
end of year	$16,063,381	$12,992,723	$8,673,128	$7,033,605

Funded status	$(7,507,070)	$(6,175,195)	$(5,034,181)	$(5,151,714)
Amounts recognized in the balance
sheets consist of:
Noncurrent liabilities	$(7,507,070)	$(6,175,195)	$(5,034,181)	$(5,151,714)
Amounts recognized in
accumulated other
comprehensive loss:
Transition obligation, net of tax	$-	$-	$22,303	$51,500
Net actuarial loss, net of tax	1,568,916	1,354,418	549,335	572,546
Total amounts included in other
comprehensive loss, net of tax	$1,568,916	$1,354,418	$571,638	$624,046
Amounts deferred to a regulatory
asset:
Transition obligation	$-	$-	$105,699	$247,498
Net actuarial loss	5,719,060	4,624,284	3,315,566	3,205,828
Amounts recognized as
regulatory assets	$5,719,060	$4,624,284	$3,421,265	$3,453,326

Schedule Of Actuarial Assumptions Used

	Pension Plan			Postretirement Plan
	2012	2011	2010	2012	2011	2010
Assumptions used to determine
benefit obligations:
Discount rate	4.06%	5.04%	5.25%	3.95%	4.96%	5.00%
Expected rate of compensation
increase	4.00%	4.00%	4.00%	N/A	N/A	N/A

Assumptions used to determine
benefit costs:
Discount rate	5.04%	5.25%	5.50%	4.96%	5.00%	5.50%
Expected long-term rate of return
on plan assets	7.25%	7.25%	7.25%	5.11%	5.09%	5.14%
Expected rate of compensation
increase	4.00%	4.00%	4.00%	N/A	N/A	N/A

Schedule Of Components Of Net Periodic Pension And Postretirement Benefit Cost

	Pension Plan			Postretirement Plan
	2012	2011	2010	2012	2011	2010

Service cost	$521,701	$479,236	$448,858	$195,777	$194,842	$159,784
Interest cost	953,197	908,873	853,643	592,359	579,976	513,437
Expected return on plan assets	(959,178)	(928,207)	(818,627)	(367,359)	(357,278)	(325,050)
Amortization of unrecognized
transition obligation	-	-	-	188,892	188,892	188,892
Recognized loss	475,414	327,173	275,112	239,387	201,151	68,535

Net periodic benefit cost	$991,134	$787,075	$758,986	$849,056	$807,583	$605,598

Summary Of Assumed Health Care Cost Trend Rates Used

	Pre 65			Post 65
	2012	2011	2010	2012	2011	2010

Health care cost trend rate
assumed for next year	9.00%	10.00%	9.00%	6.00%	7.00%	7.50%
Rate to which the cost trend
is assumed to decline (the
ultimate trend rate)	5.00%	5.00%	4.75%	5.00%	5.00%	4.75%
Year that the rate reaches
the ultimate trend rate	2016	2017	2017	2013	2013	2017

Effect Of A 1% Change In Health Care Cost Trend Rate Assumptions

	1%Increase	1%Decrease

Effect on total service and interest cost components	$141,000	$(112,000)
Effect on accumulated postretirement benefit obligation	2,223,000	(1,800,000)

Schedule Of Target And Actual Asset Allocation

				Postretirement
	Pension Plan			Plan
	Target	2012	2011	Target	2012	2011
Asset category:
Equity securities	60%	59%	57%	50%	60%	55%
Debt securities	40%	38%	42%	50%	39%	43%
Cash	0%	3%	1%	0%	1%	1%
Other	0%	0%	0%	0%	0%	1%

Summary Of Fair Value Classifications Of Benefit Plan Assets

	Defined Benefit Pension Plan
	Fair Value Measurements - September 30, 2012
	Fair Value	Level 1	Level 2	Level 3

Asset Class:
Cash	$522,626	$522,626	$-	$-
Common and Collective Trust	2,040,204	-	2,040,204	-
Mutual Funds
Bonds
Domestic Fixed Income	3,349,538	-	3,349,538	-
Foreign Fixed Income	631,442	-	631,442	-
Equities
Domestic Large Cap Growth	3,101,385	-	3,101,385	-
Domestic Large Cap Value	3,114,649	-	3,114,649	-
Domestic Small/Mid Cap Core	1,414,211	-	1,414,211	-
Foreign Large Cap Growth	661,895	-	661,895	-
Foreign Large Cap Core	1,227,431	-	1,227,431	-

Total	$16,063,381	$522,626	$15,540,755	$-

	Defined Benefit Pension Plan
	Fair Value Measurements - September 30, 2011
	Fair Value	Level 1	Level 2	Level 3

Asset Class:
Cash	$102,083	$102,083	$-	$-
Common and Collective Trust	1,835,951	-	1,835,951	-
Mutual Funds
Bonds
Domestic Fixed Income	3,040,066	-	3,040,066	-
Foreign Fixed Income	600,539	-	600,539	-
Equities
Domestic Large Cap Growth	2,372,860	-	2,372,860	-
Domestic Large Cap Value	2,321,689	-	2,321,689	-
Domestic Small/Mid Cap Growth	539,157	-	539,157	-
Domestic Small/Mid Cap Value	531,269	-	531,269	-
Foreign Large Cap Growth	585,333	-	585,333	-
Foreign Large Cap Core	1,063,776	-	1,063,776	-

Total	$12,992,723	$102,083	$12,890,640	$-

	Postretirement Benefit Plan
	Fair Value Measurements - September 30, 2012
	Fair Value	Level 1	Level 2	Level 3

Asset Class:
Cash	$63,991	$63,991	$-	$-
Mutual Funds
Bonds
Domestic Fixed Income	3,121,786	-	3,121,786	-
Foreign Fixed Income	226,562	-	226,562	-
Equities
Domestic Large Cap Growth	1,597,675	-	1,597,675	-
Domestic Large Cap Value	1,719,786	-	1,719,786	-
Domestic Small/Mid Cap Growth	367,369	-	367,369	-
Domestic Small/Mid Cap Value	381,378	-	381,378	-
Domestic Small/Mid Cap Core	35,450	-	35,450	-
Foreign Large Cap Growth	381,020	-	381,020	-
Foreign Large Cap Core	727,867	-	727,867	-
Other	50,244	-	50,244	-

Total	$8,673,128	$63,991	$8,609,137	$-

	Postretirement Benefit Plan
	Fair Value Measurements - September 30, 2011
	Fair Value	Level 1	Level 2	Level 3

Asset Class:
Cash	$44,677	$44,677	$-	$-
Mutual Funds
Bonds
Domestic Fixed Income	2,784,988	-	2,784,988	-
Foreign Fixed Income	293,241	-	293,241	-
Equities
Domestic Large Cap Growth	1,190,961	-	1,190,961	-
Domestic Large Cap Value	1,187,829	-	1,187,829	-
Domestic Small/Mid Cap Growth	262,114	-	262,114	-
Domestic Small/Mid Cap Value	259,311	-	259,311	-
Domestic Small/Mid Cap Core	21,664	-	21,664	-
Foreign Large Cap Growth	323,245	-	323,245	-
Foreign Large Cap Core	606,142	-	606,142	-
Other	59,433	-	59,433	-

Total	$7,033,605	$44,677	$6,988,928	$-

Schedule Of Expected Future Benefit Payments

Fiscal year ending	Pension	Postretirement
September 30	Plan	Plan

2013	$537,420	$476,597
2014	531,601	495,095
2015	555,678	522,761
2016	587,900	551,917
2017	639,258	565,950
2018-2022	4,430,570	3,148,257